UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant's telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/17

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 38.5%
Federal Farm Credit Bank
1.125%, 12/18/2017	$58,357	$58,359
1.334% (1 Month LIBOR USD + 0.070%), 01/16/2018 Δ	50,000	49,999
0.940%, 01/22/2018	15,000	14,994
1.437% (1 Month LIBOR USD + 0.090%), 01/29/2018 Δ	50,000	50,000
1.210%, 02/21/2018 ʘ	90,000	89,754
1.324% (1 Month LIBOR USD + 0.030%), 03/22/2018 Δ	24,050	24,054
1.253%, 04/12/2018 ʘ	20,000	19,909
1.253%, 04/18/2018 ʘ	10,000	9,953
1.263% (1 Month LIBOR USD - 0.020%), 04/20/2018 Δ	50,000	49,999
1.451%, 05/31/2018 ʘ	50,000	49,638
1.232% (1 Month LIBOR USD - 0.010%), 06/01/2018 Δ	200,000	199,995
1.451%, 06/06/2018 ʘ	7,440	7,384
1.299% (1 Month LIBOR USD + 0.060%), 06/08/2018 Δ	25,000	25,006
1.360%, 08/06/2018 ʘ	35,000	34,672
1.215% (1 Month LIBOR USD - 0.030%), 08/13/2018 Δ	100,000	99,993
1.558%, 08/20/2018 ʘ	8,794	8,695
1.010%, 10/26/2018	70,000	69,658
1.228% (1 Month LIBOR USD - 0.060%), 12/20/2018 Δ	75,000	74,998
1.263% (1 Month LIBOR USD - 0.050%), 01/23/2019 Δ	160,000	159,991
1.504% (1 Month LIBOR USD + 0.180%), 02/25/2019 Δ	34,280	34,389
1.210% (US Federal Funds Effective Rate + 0.050%), 04/12/2019 Δ	100,000	100,000
1.160% (US Federal Funds Effective Rate + 0.000%), 04/15/2019 Δ	50,000	49,993
1.190% (US Federal Funds Effective Rate + 0.030%), 04/25/2019 Δ	75,000	75,000
1.180% (US Federal Funds Effective Rate + 0.020%), 05/08/2019 Δ	100,000	100,000
1.242% (1 Month LIBOR USD - 0.090%), 05/24/2019 Δ	100,000	99,993
1.180% (US Federal Funds Effective Rate + 0.020%), 06/06/2019 Δ	50,000	49,992
1.259% (1 Month LIBOR USD - 0.070%), 06/25/2019 Δ	75,000	74,996
1.170% (US Federal Funds Effective Rate + 0.010%), 06/26/2019 Δ	100,000	100,000
1.153% (1 Month LIBOR USD - 0.090%), 07/03/2019 Δ	100,000	99,984
1.155% (1 Month LIBOR USD - 0.090%), 07/12/2019 Δ	109,880	109,845
1.165% (US Federal Funds Effective Rate + 0.010%), 07/12/2019 Δ	100,000	99,992
1.473% (1 Month LIBOR USD + 0.190%), 08/19/2019 Δ	75,000	75,323
1.190% (3 Month LIBOR USD - 0.160%), 10/10/2019 Δ	115,000	114,994
1.150% (US Federal Funds Effective Rate - 0.010%), 10/18/2019 Δ	50,000	49,995
Federal Home Loan Bank
1.040%, 12/01/2017 ʘ	87,338	87,338
1.047%, 12/04/2017 ʘ	75,000	74,994
1.056%, 12/06/2017 ʘ	211,100	211,069
1.007%, 12/07/2017 ʘ	75,000	74,988
1.252% (3 Month LIBOR USD - 0.070%), 12/07/2017 Δ	50,000	50,000
1.318% (1 Month LIBOR USD + 0.080%), 12/07/2017 Δ	50,000	50,000
1.070%, 12/08/2017 ʘ	696,750	696,605
1.125%, 12/08/2017	6,000	6,000
2.125%, 12/08/2017	26,525	26,531
1.032%, 12/11/2017 ʘ	19,785	19,779
1.000%, 12/12/2017	67,800	67,803
1.032%, 12/12/2017 ʘ	100,000	99,969
1.240% (3 Month LIBOR USD - 0.070%), 12/12/2017 Δ	75,000	75,000
1.043%, 12/13/2017 ʘ	306,300	306,194
1.252% (3 Month LIBOR USD - 0.070%), 12/13/2017 Δ	50,000	50,000
1.052%, 12/15/2017 ʘ	79,953	79,920
1.265% (3 Month LIBOR USD - 0.060%), 12/15/2017 Δ	25,000	25,000
1.325% (1 Month LIBOR USD + 0.080%), 12/15/2017 Δ	50,000	50,004
1.264% (3 Month LIBOR USD - 0.060%), 12/18/2017 Δ	40,000	40,000
1.043%, 12/19/2017 ʘ	25,000	24,987
1.048%, 12/20/2017 ʘ	50,000	49,972
1.042%, 12/21/2017 ʘ	100,000	99,942
1.043%, 12/22/2017 ʘ	80,000	79,951
1.283% (3 Month LIBOR USD - 0.040%), 12/22/2017 Δ	87,500	87,500
1.067%, 12/26/2017 ʘ	100,000	99,926
1.090%, 12/27/2017 ʘ	100,000	99,921
1.141%, 12/29/2017 ʘ	35,962	35,930
1.305% (3 Month LIBOR USD - 0.030%), 01/02/2018 Δ	15,000	15,000

1.306% (3 Month LIBOR USD - 0.030%), 01/04/2018 Δ	35,000	35,000
1.314% (3 Month LIBOR USD - 0.040%), 01/08/2018 Δ	50,000	50,000
1.092%, 01/12/2018 ʘ	435,185	434,632
1.136%, 01/19/2018 ʘ	50,000	49,923
1.310% (3 Month LIBOR USD - 0.050%), 01/19/2018 Δ	50,000	50,000
1.342% (1 Month LIBOR USD + 0.100%), 02/05/2018 Δ	100,000	100,001
1.263% (3 Month LIBOR USD - 0.140%), 02/09/2018 Δ	25,000	25,000
1.294%, 02/14/2018 ʘ	5,000	4,987
1.266% (3 Month LIBOR USD - 0.150%), 02/15/2018 Δ	100,000	100,000
1.266% (3 Month LIBOR USD - 0.150%), 02/15/2018 Δ	150,000	150,000
1.264% (3 Month LIBOR USD - 0.160%), 02/16/2018 Δ	75,000	75,000
1.339% (1 Month LIBOR USD + 0.080%), 02/16/2018 Δ	50,000	50,000
1.296% (3 Month LIBOR USD - 0.150%), 02/22/2018 Δ	50,000	50,000
1.304% (3 Month LIBOR USD - 0.150%), 02/23/2018 Δ	25,000	25,000
1.299%, 02/27/2018 ʘ	150,000	149,525
1.131%, 02/28/2018 ʘ	40,000	39,889
1.373% (1 Month LIBOR USD + 0.040%), 02/28/2018 Δ	50,000	50,000
1.287% (1 Month LIBOR USD + 0.050%), 03/01/2018 Δ	50,000	50,000
1.147% (3 Month LIBOR USD - 0.170%), 03/07/2018 Δ	50,000	49,999
1.000%, 03/09/2018	14,600	14,592
1.140%, 03/09/2018 ʘ	101,000	100,688
1.147%, 03/14/2018 ʘ	50,000	49,837
1.150% (3 Month LIBOR USD - 0.170%), 03/15/2018 Δ	50,000	50,000
1.104% (3 Month LIBOR USD - 0.220%), 03/19/2018 Δ	50,000	50,000
1.144% (3 Month LIBOR USD - 0.180%), 03/19/2018 Δ	50,000	50,000
1.187%, 03/19/2018 ʘ	50,000	49,823
1.180%, 03/21/2018 ʘ	75,000	74,731
1.149% (1 Month LIBOR USD - 0.150%), 03/22/2018 Δ	50,000	50,000
1.184%, 03/23/2018 ʘ	148,000	147,458
1.333% (1 Month LIBOR USD + 0.020%), 03/23/2018 Δ	96,000	96,000
1.149% (3 Month LIBOR USD - 0.180%), 03/26/2018 Δ	35,000	35,001
1.264%, 03/28/2018 ʘ	125,000	124,489
1.338% (1 Month LIBOR USD + 0.000%), 03/28/2018 Δ	100,000	100,000
1.252%, 04/05/2018 ʘ	75,000	74,676
1.252% (1 Month LIBOR USD + 0.010%), 04/06/2018 Δ	50,000	50,000
1.233%, 04/11/2018 ʘ	22,400	22,300
1.235% (1 Month LIBOR USD - 0.010%), 04/12/2018 Δ	90,000	90,001
1.243%, 04/13/2018 ʘ	21,986	21,886
1.313%, 05/04/2018 ʘ	50,000	49,721
1.410%, 05/18/2018 ʘ	178,883	177,714
1.445%, 05/23/2018 ʘ	100,000	99,310
1.451%, 05/29/2018 ʘ	100,000	99,284
1.262% (1 Month LIBOR USD + 0.020%), 06/11/2018 Δ	50,000	50,000
1.195% (1 Month LIBOR USD - 0.050%), 07/12/2018 Δ	50,000	50,000
1.280%, 07/27/2018	25,000	25,000
1.568%, 08/21/2018 ʘ	2,300	2,274
0.875%, 10/01/2018	70,775	70,351
1.116% (1 Month LIBOR USD - 0.130%), 10/10/2018 Δ	87,700	87,700
1.116% (1 Month LIBOR USD - 0.130%), 10/10/2018 Δ	150,000	150,000
1.131% (1 Month LIBOR USD - 0.140%), 10/17/2018 Δ	75,000	75,000
1.148% (1 Month LIBOR USD - 0.140%), 10/19/2018 Δ	75,000	75,000
1.198% (1 Month LIBOR USD - 0.130%), 10/26/2018 Δ	75,000	74,993
1.158% (1 Month LIBOR USD - 0.130%), 11/20/2018 Δ	50,000	50,000
1.169% (1 Month LIBOR USD - 0.130%), 11/23/2018 Δ	50,000	50,000
1.143% (1 Month LIBOR USD - 0.100%), 12/07/2018 Δ	50,000	50,000
1.145% (1 Month LIBOR USD - 0.100%), 12/13/2018 Δ	50,000	50,000
1.187% (1 Month LIBOR USD - 0.100%), 12/21/2018 Δ	100,000	100,000
1.187% (1 Month LIBOR USD - 0.100%), 12/21/2018 Δ	120,000	120,000
1.155% (1 Month LIBOR USD - 0.090%), 01/11/2019 Δ	75,000	75,000
1.156% (1 Month LIBOR USD - 0.090%), 01/14/2019 Δ	50,000	50,000
1.162% (1 Month LIBOR USD - 0.080%), 02/04/2019 Δ	150,000	150,000
1.197% (1 Month LIBOR USD - 0.050%), 02/06/2019 Δ	100,000	100,001
1.175% (1 Month LIBOR USD - 0.070%), 02/11/2019 Δ	50,000	50,000
1.183% (3 Month LIBOR USD - 0.230%), 02/13/2019 Δ	35,000	34,990
1.254% (1 Month LIBOR USD - 0.040%), 02/22/2019 Δ	194,500	194,633
1.288% (1 Month LIBOR USD - 0.040%), 02/27/2019 Δ	75,000	75,000
1.081% (3 Month LIBOR USD - 0.240%), 03/01/2019 Δ	100,000	100,000
1.197% (1 Month LIBOR USD - 0.050%), 03/01/2019 Δ	125,000	125,000
1.081% (3 Month LIBOR USD - 0.240%), 03/06/2019 Δ	25,000	25,000
1.199% (1 Month LIBOR USD - 0.050%), 03/08/2019 Δ	30,000	29,998

1.170% (1 Month LIBOR USD - 0.080%), 03/15/2019 Δ	75,000	75,000
1.212% (3 Month LIBOR USD - 0.190%), 05/08/2019 Δ	50,000	50,000
1.258% (1 Month LIBOR USD - 0.080%), 06/28/2019 Δ	100,000	100,000
1.196% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	200,000	200,000
1.196% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	50,000	50,000
1.213% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	75,000	74,991
1.213% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	50,000	50,000
1.258% (1 Month LIBOR USD - 0.070%), 07/26/2019 Δ	50,000	50,000
1.183% (1 Month LIBOR USD - 0.060%), 08/07/2019 Δ	100,000	100,000
1.186% (1 Month LIBOR USD - 0.060%), 08/14/2019 Δ	100,000	100,000
1.223% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
1.223% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
1.278% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
1.278% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
1.278% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	50,000	50,000
1.184% (1 Month LIBOR USD - 0.060%), 09/09/2019 Δ	75,000	75,000
1.185% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	75,000	75,000
1.185% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	25,000	25,000
1.204% (1 Month LIBOR USD - 0.060%), 09/16/2019 Δ	75,000	75,000
1.268% (1 Month LIBOR USD - 0.060%), 09/25/2019 Δ	50,000	50,000
1.196% (1 Month LIBOR USD - 0.070%), 10/17/2019 Δ	100,000	100,000
1.311% (1 Month LIBOR USD - 0.050%), 12/02/2019 Δ «	50,000	50,000
Federal Home Loan Mortgage Corporation
1.000%, 12/15/2017	213,065	213,071
1.167%, 03/16/2018 ʘ	50,000	49,831
1.157%, 04/03/2018 ʘ	100,000	99,607
1.287%, 04/06/2018 ʘ	50,000	49,776
0.750%, 04/09/2018	18,360	18,323
1.000%, 04/27/2018	15,000	14,987
4.875%, 06/13/2018	30,415	30,972
1.060%, 06/22/2018	75,000	75,000
1.117% (3 Month LIBOR USD - 0.250%), 07/25/2018 Δ	50,000	50,000
0.850%, 07/27/2018	30,000	29,910
1.130% (3 Month LIBOR USD - 0.280%), 08/10/2018 Δ	100,000	100,000
1.150%, 09/14/2018	35,000	34,978
1.166% (1 Month LIBOR USD - 0.080%), 02/14/2019 Δ	75,000	75,000
Federal National Mortgage Association
0.875%, 12/20/2017	55,000	54,998
1.020%, 01/30/2018	4,000	4,000
1.224%, 02/07/2018 ʘ	50,000	49,885
0.875%, 02/08/2018	69,000	68,962
1.000%, 04/30/2018	10,000	10,000
0.875%, 05/21/2018	60,000	59,890
1.000%, 05/21/2018	22,000	22,000
1.875%, 09/18/2018	23,104	23,147
1.125%, 10/29/2018	17,500	17,416
1.125%, 12/14/2018	10,000	9,941
Total U.S. Government Agency Debt (Cost $13,083,962)		13,083,962

U.S. Treasury Debt - 4.0%
U.S. Treasury Notes
0.750%, 12/31/2017	25,000	24,998
1.000%, 12/31/2017	150,000	150,021
2.750%, 12/31/2017	25,000	25,039
1.000%, 03/15/2018	200,000	199,840
1.000%, 05/15/2018	50,000	49,955
1.000%, 05/31/2018	350,000	349,408
1.125%, 06/15/2018	225,000	224,805
0.750%, 07/31/2018	50,000	49,798
1.375%, 07/31/2018	200,000	200,071
1.000%, 08/15/2018	25,000	24,947
0.750%, 08/31/2018	75,000	74,656
Total U.S. Treasury Debt (Cost $1,373,538)		1,373,538

Investment Companies Ω - 1.7%	SHARES
BlackRock Liquidity Funds FedFund Portfolio, 0.963%	200,000,000	200,000
Dreyfus Government Cash Management Fund, 0.960%	265,000,000	265,000
Invesco Government & Agency Portfolio, 0.980%	125,000,000	125,000
Total Investment Companies (Cost $590,000)		590,000

U.S. Government Agency Repurchase Agreements - 7.9%	PAR
BNP Paribas SA
1.040%, dated 11/30/2017, matures 12/01/2017, repurchase price $200,006 (collateralized by various government agency obligations: Total market value $204,000)	$200,000	200,000
Goldman Sachs & Co. LLC
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $600,017 (collateralized by various government agency obligations: Total market value $612,000)	600,000	600,000
HSBC Securities (USA) Inc.
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $700,020 (collateralized by various government agency obligations: Total market value $714,003)	700,000	700,000
ING Financial Markets LLC
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $300,009 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.040%, dated 11/30/2017, matures 12/01/2017, repurchase price $150,004 (collateralized by various government agency obligations: Total market value $153,001)	150,000	150,000
RBC Capital Markets, LLC
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $100,003 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale
1.060%, dated 11/30/2017, matures 12/7/2017, repurchase price $500,103 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
Societe Generale SA
1.050%, dated 11/27/2017, matures 12/04/2017, repurchase price $125,026 (collateralized by various government agency obligations: Total market value $127,500)	125,000	125,000
Total U.S. Government Agency Repurchase Agreements (Cost $2,675,000)		2,675,000

U.S. Treasury Repurchase Agreements - 48.2%
Bank of Montreal
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $200,006 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Bank of Nova Scotia
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $1,191,443 (collateralized by U.S. Treasury obligations: Total market value $1,215,233)	1,191,409	1,191,409
BNP Paribas SA
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $2,400,069 (collateralized by U.S. Treasury obligations: Total market value $2,448,000)	2,400,000	2,400,000
1.050%, dated 11/9/2017, matures 12/11/2017, repurchase price $300,280 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.100%, dated 10/25/2017, matures 12/26/2017, repurchase price $751,421 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
1.300%, dated 11/22/2017, matures 02/22/2018, repurchase price $1,003,322 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
Credit Agricole Corporate & Investment Bank
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $2,184,313 (collateralized by U.S. Treasury obligations: Total market value $2,227,927)	2,184,251	2,184,251
1.050%, dated 11/28/2017, matures 12/05/2017, repurchase price $650,133 (collateralized by U.S. Treasury obligations: Total market value $663,000)	650,000	650,000
1.030%, dated 11/29/2017, matures 12/06/2017, repurchase price $800,161 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000

Federal Reserve Bank of New York
1.000%, dated 11/30/2017, matures 12/01/2017, repurchase price $600,017 (collateralized by U.S. Treasury obligations: Total market value $600,017)	600,000	600,000
Goldman Sachs & Co. LLC
1.100%, dated 11/20/2017, matures 12/20/2017, repurchase price $750,688 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
HSBC Securities (USA) Inc.
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $450,013 (collateralized by U.S. Treasury obligations: Total market value $459,002)	450,000	450,000
1.030%, dated 11/28/2017, matures 12/05/2017, repurchase price $500,100 (collateralized by U.S. Treasury obligations: Total market value $510,004)	500,000	500,000
1.020%, dated 11/29/2017, matures 12/06/2017, repurchase price $1,125,223 (collateralized by U.S. Treasury obligations: Total market value $1,147,506)	1,125,000	1,125,000
ING Financial Markets LLC
1.080%, dated 11/17/2017, matures 12/01/2017, repurchase price $200,084 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
1.030%, dated 11/28/2017, matures 12/05/2017, repurchase price $300,060 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.040%, dated 11/30/2017, matures 12/07/2017, repurchase price $150,030 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
1.080%, dated 11/24/2017, matures 12/08/2017, repurchase price $300,126 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.080%, dated 11/30/2017, matures 12/14/2017, repurchase price $100,042 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Mizuho Securities (USA) LLC
1.040%, dated 11/30/2017, matures 12/01/2017, repurchase price $250,007 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
RBC Capital Markets, LLC
1.020%, dated 11/30/2017, matures 12/01/2017, repurchase price $100,003 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Societe Generale
1.060%, dated 11/30/2017, matures 12/07/2017, repurchase price $450,093 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
1.060%, dated 11/30/2017, matures 12/7/2017, repurchase price $250,052 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
1.060%, dated 11/30/2017, matures 12/7/2017, repurchase price $300,062 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.060%, dated 11/30/2017, matures 12/7/2017, repurchase price $750,155 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
Societe Generale SA
1.040%, dated 11/27/2017, matures 12/04/2017, repurchase price $350,071 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Total U.S. Treasury Repurchase Agreements (Cost $16,400,660)		16,400,660

Total Investments - 100.3% (Cost $34,123,160)		34,123,160
Other Assets and Liabilities, Net - (0.3)%		(89,353)
Total Net Assets - 100.0%		$34,033,807

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund's independent pricing services which are compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund's board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2017, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2017.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on when-issued basis. On November 30, 2017, the total cost of investments purchased on a when-issued basis was $50,000 or 0.15% of total net assets.

Ω	The rate shown is the annualized seven-day yield as of November 30, 2017.

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2017, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$16,400,660	$—	$16,400,660
U.S. Government Agency Debt	—	13,083,962	—	13,083,962
U.S. Government Agency Repurchase Agreements	—	2,675,000	—	2,675,000
U.S. Treasury Debt	—	1,373,538	—	1,373,538
Investment Companies	590,000	—	—	590,000
Total Investments	$590,000	$33,533,160	$—	$34,123,160

During the three-month period ended November 30, 2017, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$2,050,000	$625,000	$—	$2,675,000
U.S. Treasury	7,575,660	8,825,000	—	16,400,660
Total Borrowings	$9,625,660	$9,450,000	$—	$19,075,660

Schedule of Investments November 30, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper - 27.9%
ANZ New Zealand International Ltd
1.426% (1 Month LIBOR USD + 0.180%), 07/10/2018 Δ ■	$2,000	$2,001
ASB Finance Ltd/London
1.396% (1 Month LIBOR USD + 0.130%), 05/17/2018 Δ ■	2,000	2,000
Austrailia & New Zealand Banking Group
1.497% (1 Month LIBOR USD + 0.150%), 08/29/2018 Δ ■	3,000	3,000
Banco del Estado de Chile/NY
1.177%, 12/01/2017 ■ ʘ	16,500	16,499
1.180%, 12/04/2017 ■ ʘ	4,000	4,000
BNZ International Funding
1.364% (1 Month LIBOR USD + 0.120%), 01/08/2018 Δ ■	3,000	3,001
1.424% (1 Month LIBOR USD + 0.180%), 07/09/2018 Δ ■	1,000	1,000
BPCE
1.167%, 12/04/2017 ■ ʘ	30,000	29,996
Canadian Imperial Bank of Commerce/NY
1.375% (1 Month LIBOR USD + 0.130%), 03/12/2018 Δ ■	1,000	1,000
CDP Financial Inc
1.461%, 01/10/2018 ■ ʘ	3,000	2,996
1.430%, 01/22/2018 ■ ʘ	3,000	2,994
1.461%, 02/13/2018 ■ ʘ	5,000	4,986
1.400%, 03/08/2018 ■ ʘ	500	498
1.470%, 04/04/2018 ■ ʘ	2,800	2,786
1.512%, 04/20/2018 ■ ʘ	2,000	1,989
1.573%, 05/11/2018 ■ ʘ	2,000	1,986
Commonwealth Bank of Australia
1.489% (3 Month LIBOR USD + 0.130%), 04/13/2018 Δ ■	2,000	2,001
1.484% (3 Month LIBOR USD + 0.110%), 04/27/2018 Δ ■	3,000	3,002
1.450% (1 Month LIBOR USD + 0.200%), 10/15/2018 Δ ■	2,000	2,001
1.483% (1 Month LIBOR USD + 0.200%), 10/19/2018 Δ ■	2,000	2,000
Credit Suisse/NY
1.451%, 02/12/2018 ʘ	3,000	2,992
1.511%, 03/26/2018 ʘ	1,000	995
ING (US) Funding LLC
1.385% (1 Month LIBOR USD + 0.140%), 12/12/2017 Δ	3,000	3,000
1.510%, 04/17/2018 ʘ	3,000	2,982
1.369% (1 Month LIBOR USD + 0.130%), 05/01/2018 Δ	4,000	4,001
JP Morgan Securities LLC
1.393% (1 Month LIBOR USD + 0.150%), 05/02/2018 Δ	5,000	5,001
1.462% (1 Month LIBOR USD + 0.220%), 06/01/2018 Δ	2,000	2,001
Macquarie Bank Ltd
1.400% (1 Month LIBOR USD + 0.150%), 12/15/2017 Δ ■	3,000	3,000
1.415%, 01/16/2018 ■ ʘ	2,000	1,996
1.445%, 01/17/2018 ■ ʘ	1,000	998
1.407%, 01/19/2018 ■ ʘ	1,000	998
1.468% (1 Month LIBOR USD + 0.140%), 01/24/2018 Δ ■	2,000	2,001
National Australia Bank Ltd
1.637% (3 Month LIBOR USD + 0.320%), 12/07/2017 Δ ■	2,000	2,000
1.355% (1 Month LIBOR USD + 0.110%), 02/12/2018 Δ ■	2,000	2,001
1.385% (1 Month LIBOR USD + 0.140%), 06/12/2018 Δ ■	2,000	2,000
Nederlandse Waterschapsbank NV
1.180%, 12/04/2017 ■ ʘ	10,000	9,999
1.251%, 12/08/2017 ■ ʘ	7,000	6,998
1.246%, 12/13/2017 ■ ʘ	10,000	9,996
1.270%, 12/14/2017 ■ ʘ	4,000	3,998
PSP Capital Inc
1.392% (1 Month LIBOR USD + 0.150%), 06/01/2018 Δ ■	3,000	3,001
Suncorp Metway Ltd
1.441%, 12/04/2017 ■ ʘ	1,000	1,000
1.408%, 12/13/2017 ■ ʘ	3,000	2,998
1.471%, 02/13/2018 ■ ʘ	2,000	1,994
1.455%, 02/20/2018 ■ ʘ	1,000	997
1.528%, 03/21/2018 ■ ʘ	1,000	995
1.511%, 03/27/2018 ■ ʘ	2,000	1,990
1.532%, 04/04/2018 ■ ʘ	2,000	1,989
1.542%, 04/09/2018 ■ ʘ	1,000	994
Swedbank
1.160%, 12/06/2017 ʘ	20,000	19,996
1.426%, 02/08/2018 ʘ	5,000	4,988

Toronto Dominion Bank
1.493%, 03/19/2018 ■ ʘ	10,000	9,954
1.454% (1 Month LIBOR USD + 0.160%), 05/22/2018 Δ ■	1,000	1,000
1.497% (1 Month LIBOR USD + 0.150%), 06/29/2018 Δ ■	2,500	2,500
1.537% (1 Month LIBOR USD + 0.190%), 08/28/2018 Δ ■	1,000	1,000
UBS AG of London
1.372% (1 Month LIBOR USD + 0.130%), 01/05/2018 Δ ■	5,000	5,001
1.384% (1 Month LIBOR USD + 0.140%), 02/08/2018 Δ ■	1,500	1,501
Westpac Banking Corp
1.432% (1 Month LIBOR USD + 0.190%), 09/06/2018 Δ ■	1,500	1,500
Total Financial Company Commercial Paper (Cost $220,080)		220,091

Certificates of Deposit - 22.5%
Banco del Estado de Chile/NY
1.479% (1 Month LIBOR USD + 0.150%), 12/27/2017 Δ	3,000	3,001
1.404% (1 Month LIBOR USD + 0.160%), 01/08/2018 Δ	2,000	2,001
1.530% (1 Month LIBOR USD + 0.180%), 02/28/2018 Δ	1,000	1,000
1.509% (1 Month LIBOR USD + 0.180%), 03/26/2018 Δ	4,000	4,002
1.445% (1 Month LIBOR USD + 0.200%), 05/14/2018 Δ	1,000	1,000
Bank of Montreal/Chicago
1.464% (1 Month LIBOR USD + 0.220%), 01/08/2018 Δ	2,000	2,001
1.364% (1 Month LIBOR USD + 0.120%), 02/08/2018 Δ	3,000	3,001
1.526% (3 Month LIBOR USD + 0.210%), 03/01/2018 Δ	2,000	2,001
1.449% (1 Month LIBOR USD + 0.120%), 03/26/2018 Δ	3,000	3,001
Canadian Imperial Bank of Commerce/NY
1.484% (1 Month LIBOR USD + 0.190%), 05/22/2018 Δ	850	850
Commonwealth Bank of Australia/NY
1.404% (1 Month LIBOR USD + 0.160%), 06/08/2018 Δ	1,000	1,000
Cooperatieve Rabobank UA/NY
1.364% (1 Month LIBOR USD + 0.100%), 04/16/2018 Δ	257	257
1.423% (1 Month LIBOR USD + 0.180%), 05/03/2018 Δ	2,000	2,001
1.427% (1 Month LIBOR USD + 0.140%), 05/21/2018 Δ	3,000	3,000
Credit Agricole CIB/NY
1.424% (1 Month LIBOR USD + 0.170%), 05/14/2018 Δ	2,000	2,000
Credit Suisse/NY
1.405% (1 Month LIBOR USD + 0.160%), 03/22/2018 Δ	2,000	2,001
1.489% (1 Month LIBOR USD + 0.160%), 04/27/2018 Δ	1,000	1,000
Lloyds Bank PLC/NY
1.767% (3 Month LIBOR USD + 0.450%), 12/12/2017 Δ	600	600
1.375% (1 Month LIBOR USD + 0.130%), 01/12/2018 Δ	1,000	1,000
1.364% (1 Month LIBOR USD + 0.120%), 02/09/2018 Δ	2,000	2,001
Mitsubishi UFJ Trust & Banking Corp/NY
1.415% (1 Month LIBOR USD + 0.170%), 12/11/2017 Δ	4,300	4,300
1.403% (1 Month LIBOR USD + 0.160%), 02/07/2018 Δ	3,000	3,001
1.424% (1 Month LIBOR USD + 0.180%), 02/09/2018 Δ	2,000	2,001
1.434% (1 Month LIBOR USD + 0.190%), 03/08/2018 Δ	2,000	2,000
1.483% (1 Month LIBOR USD + 0.200%), 05/18/2018 Δ	2,000	2,000
Mizuho Bank Ltd/NY
1.190%, 12/05/2017	20,000	20,000
1.433% (1 Month LIBOR USD + 0.150%), 01/19/2018 Δ	1,000	1,001
1.415% (1 Month LIBOR USD + 0.170%), 02/12/2018 Δ	5,000	5,002
1.444% (1 Month LIBOR USD + 0.200%), 05/09/2018 Δ	6,000	6,001
Natixis/NY
1.385% (1 Month LIBOR USD + 0.140%), 02/12/2018 Δ	1,000	1,000
Sumitomo Mitsui Banking Corp/NY
1.402% (1 Month LIBOR USD + 0.160%), 02/01/2018 Δ	5,000	5,002
1.422% (1 Month LIBOR USD + 0.180%), 03/06/2018 Δ	3,000	3,001
1.442% (1 Month LIBOR USD + 0.200%), 05/04/2018 Δ	4,000	4,001
Sumitomo Mitsui Trust/NY
1.180%, 12/04/2017	20,000	20,000
1.366% (1 Month LIBOR USD + 0.120%), 02/12/2018 Δ	6,000	6,001
1.436% (1 Month LIBOR USD + 0.190%), 05/10/2018 Δ	6,000	6,001
Svenska Handelsbanken/NY
1.449% (1 Month LIBOR USD + 0.120%), 02/26/2018 Δ	2,000	2,001
1.382% (1 Month LIBOR USD + 0.140%), 04/06/2018 Δ	5,000	5,002
1.393% (1 Month LIBOR USD + 0.110%), 05/21/2018 Δ	4,000	4,000
1.458% (1 Month LIBOR USD + 0.120%), 05/29/2018 Δ	4,000	4,000
1.384% (1 Month LIBOR USD + 0.140%), 07/09/2018 Δ	5,000	5,001
Toronto Dominion Bank/NY
1.396% (1 Month LIBOR USD + 0.150%), 04/10/2018 Δ	2,000	2,001
1.463% (1 Month LIBOR USD + 0.180%), 06/20/2018 Δ	3,000	3,000

Wells Fargo Bank NA
1.458% (1 Month LIBOR USD + 0.130%), 12/19/2017 Δ	5,000	5,000
1.363% (1 Month LIBOR USD + 0.120%), 02/07/2018 Δ	5,000	5,002
1.704% (3 Month LIBOR USD + 0.330%), 02/27/2018 Δ	5,000	5,005
1.514% (3 Month LIBOR USD + 0.140%), 05/29/2018 Δ	3,000	3,002
1.416% (1 Month LIBOR USD + 0.170%), 07/10/2018 Δ	3,000	3,000
Westpac Banking Corp/NY
1.513% (1 Month LIBOR USD + 0.230%), 04/20/2018 Δ	2,000	2,001
1.519% (1 Month LIBOR USD + 0.190%), 04/27/2018 Δ	2,000	2,001
Total Certificates of Deposit (Cost $177,012)		177,046

Non-Negotiable Time Deposits - 15.1%
Credit Agricole, Cayman Islands Branch - Time Deposit
1.060%, 12/01/2017	34,037	34,037
DnB Bank ASA - Georgetown, Cayman Islands Branch - Time Deposit
1.060%, 12/01/2017	35,000	35,000
Skandinaviska Enskilda Banken, Cayman Islands Branch - Time Deposit
1.080%, 12/01/2017	35,000	35,000
The Toronto-Dominion Bank - Time Deposit
1.170%, 12/07/2017	15,000	15,000
Total Non-Negotiable Time Deposits (Cost $119,037)		119,037

Asset Backed Commercial Paper - 13.5%
Alpine Securitization Ltd
1.454% (1 Month LIBOR USD + 0.210%), 01/08/2018 Δ ■	3,000	3,001
1.453% (1 Month LIBOR USD + 0.170%), 01/19/2018 Δ ■	3,000	3,001
CAFCO LLC
1.409%, 02/01/2018 ■ ʘ	3,000	2,993
Chariot Funding LLC
1.633%, 05/21/2018 ■ ʘ	2,000	1,984
Gotham Funding Corp
1.261%, 12/14/2017 ■ ʘ	2,000	1,999
Kells Funding LLC
1.336%, 12/11/2017 ʘ	3,000	2,999
1.364%, 01/11/2018 ■ ʘ	8,000	7,987
1.405%, 01/25/2018 ■ ʘ	4,000	3,991
1.526%, 02/26/2018 ■ ʘ	750	747
1.410%, 02/27/2018 ʘ	5,000	4,981
1.410%, 03/06/2018 ʘ	1,000	996
Liberty Street Funding LLC
1.200%, 12/01/2017 ■ ʘ	5,000	5,000
1.356%, 01/09/2018 ■ ʘ	2,000	1,997
1.436%, 02/02/2018 ■ ʘ	2,000	1,995
1.457%, 02/16/2018 ■ ʘ	5,000	4,984
Manhattan Asset Funding Co
1.382% (1 Month LIBOR USD + 0.140%), 12/05/2017 Δ ■	5,000	5,000
1.414%, 01/08/2018 ■ ʘ	3,000	2,995
1.440%, 01/29/2018 ■ ʘ	1,000	998
1.526%, 02/27/2018 ■ ʘ	5,000	4,981
Nieuw Amsterdam Receivables Corp
1.485%, 02/21/2018 ■ ʘ	5,000	4,983
Old Line Funding LLC
1.410%, 02/23/2018 ■ ʘ	1,000	996
1.421%, 02/23/2018 ■ ʘ	5,000	4,983

1.372% (1 Month LIBOR USD + 0.130%), 05/07/2018 Δ ■	2,000	2,000
1.392% (1 Month LIBOR USD + 0.150%), 06/05/2018 Δ ■	3,000	3,000
Starbird Funding Corp
1.192%, 12/01/2017 ʘ	8,000	8,000
1.602%, 05/01/2018 ■ ʘ	1,000	993
Thunder Bay Funding LLC
1.160%, 12/01/2017 ■ ʘ	15,000	14,999
1.388% (1 Month LIBOR USD + 0.150%), 06/01/2018 Δ ■	4,000	4,000
Total Asset Backed Commercial Paper (Cost $106,589)		106,583

Variable Rate Demand Notes # - 1.7%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank)
1.220%, 04/01/2035	5,500	5,500
Massachusetts Development Finance Agency, Babson College Issue, Series 2008B (LOC: Bank of America)
1.170%, 10/01/2031	8,235	8,235
Total Variable Rate Demand Notes (Cost $13,735)		13,735

Non-Financial Company Commercial Paper - 1.3%
Toyota Motor Finance Netherlands BV
1.560% (1 Month LIBOR USD + 0.210%), 03/27/2018 Δ	5,000	5,004
1.493% (1 Month LIBOR USD + 0.210%), 06/15/2018 Δ	5,000	5,002
Total Non-Financial Company Commercial Paper (Cost $10,000)		10,006

Other Instruments - 1.0%
American Honda Finance
1.550%, 12/11/2017	1,280	1,280
Bank of America NA
1.355% (LIBOR 1MO + 0.110%), 02/13/2018 Δ	3,000	3,000
New York Life Global Funding
1.600% (3 Month LIBOR USD + 0.280%), 12/15/2017 Δ ■	1,000	1,000
Toyota Motor Credit Corp
1.502% (3 Month LIBOR USD + 0.080%), 05/17/2018 Δ	1,000	1,000
Walt Disney Company
1.100%, 12/01/2017	1,865	1,865
Total Other Instruments (Cost $8,145)		8,145

Other Repurchase Agreements - 17.2%
BNP Paribas SA
1.440%, dated 11/30/2017, matures 12/01/2017, repurchase price $10,000 (collateralized by various securities: Total market value $10,500)	10,000	10,000
1.460%, dated 11/30/2017, matures 1/4/2018, repurchase price $15,021 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
1.310%, dated 11/29/2017, matures 12/06/2017, repurchase price $21,005 (collateralized by various securities: Total market value $22,052)	21,000	21,000
HSBC Securities (USA) Inc.
1.260%, dated 11/30/2017, matures 12/01/2017, repurchase price $35,001 (collateralized by various securities: Total market value $36,754)	35,000	35,000
ING Financial Markets LLC
1.280%, dated 11/30/2017, matures 12/01/2017, repurchase price $4,000 (collateralized by various securities: Total market value $4,201)	4,000	4,000
JP Morgan Securities, LLC
1.600%, dated 11/30/2017, matures 1/4/2018, repurchase price $15,023 (collateralized by various government agency obligations: Total market value $15,750) ∞	15,000	15,000
Societe Generale SA
1.420%, dated 11/30/2017, matures 12/01/2017, repurchase price $35,001 (collateralized by various securities: Total market value $36,750)	35,000	35,000
Total Other Repurchase Agreements (Cost $135,000)		135,000

Total Investments - 100.2% (Cost $789,598)		789,643
Other Assets and Liabilities, Net - (0.2)%		(1,751)
Total Net Assets - 100.0%		$787,892

>	Securities for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund's investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2017.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of November 30, 2017, the value of these investments was $264,742 or 33.6% of total net assets.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of November 30, 2017, the value of these investments was $30,000 or 3.8% of total net assets.

LOC	-	Letter of Credit

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2017, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$177,046	$—	$177,046
Financial Company Commercial Paper	—	220,091	—	$220,091
Other Repurchase Agreements	—	135,000	—	$135,000
Asset Backed Commercial Paper	—	106,583	—	$106,583
Non-Negotiable Time Deposits	—	119,037	—	$119,037
Variable Rate Demand Notes	—	13,735	—	$13,735
Non-Financial Company Commercial Paper	—	10,006	—	$10,006
Other Instruments	—	8,145	—	$8,145
Total Investments	$—	$789,643	$—	$789,643

During the three-month period ended November 30, 2017, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
Other	$84,000	$21,000	$30,000	$135,000
Total Borrowings	$84,000	$21,000	$30,000	$135,000

Schedule of Investments November 30, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 31.4%
Banco del Estado de Chile/NY
1.180%, 12/04/2017	$20,000	$20,000
1.479% (1 Month LIBOR USD + 0.150%), 12/27/2017 Δ	20,000	20,000
1.404% (1 Month LIBOR USD + 0.160%), 01/08/2018 Δ	5,000	5,000
1.530% (1 Month LIBOR USD + 0.180%), 02/28/2018 Δ	1,000	1,000
1.509% (1 Month LIBOR USD + 0.180%), 03/26/2018 Δ	6,000	6,000
1.426% (1 Month LIBOR USD + 0.180%), 04/10/2018 Δ	15,000	15,000
1.445% (1 Month LIBOR USD + 0.200%), 05/14/2018 Δ	4,000	4,000
Bank of Montreal/Chicago
1.452% (1 Month LIBOR USD + 0.210%), 01/04/2018 Δ	10,000	10,000
1.364% (1 Month LIBOR USD + 0.120%), 02/08/2018 Δ	12,000	12,000
1.526% (3 Month LIBOR USD + 0.210%), 03/01/2018 Δ	26,500	26,507
1.449% (1 Month LIBOR USD + 0.120%), 03/26/2018 Δ	10,000	10,000
1.400% (1 Month LIBOR USD + 0.150%), 06/15/2018 Δ	10,000	10,000
1.466% (1 Month LIBOR USD + 0.220%), 09/14/2018 Δ	5,000	5,000
Bank of Nova Scotia/Houston
1.522% (1 Month LIBOR USD + 0.280%), 12/01/2017 Δ	10,000	10,000
1.442% (1 Month LIBOR USD + 0.200%), 07/06/2018 Δ	10,000	10,000
BNP Paribas/NY
1.385% (1 Month LIBOR USD + 0.140%), 12/12/2017 Δ	15,000	15,000
1.395% (1 Month LIBOR USD + 0.150%), 01/12/2018 Δ	10,000	10,000
Canadian Imperial Bank of Commerce/NY
1.440% (US Federal Funds Effective Rate + 0.280%), 01/04/2018 Δ	15,000	15,000
1.415% (1 Month LIBOR USD + 0.170%), 01/12/2018 Δ	10,000	10,000
1.405% (1 Month LIBOR USD + 0.160%), 04/12/2018 Δ	10,000	10,000
1.390% (US Federal Funds Effective Rate + 0.230%), 05/07/2018 Δ	15,000	15,000
Citibank NA
1.343% (1 Month LIBOR USD + 0.100%), 01/03/2018 Δ	4,000	4,000
Commonwealth Bank of Australia/NY
1.404% (1 Month LIBOR USD + 0.160%), 06/08/2018 Δ	10,000	10,000
Cooperatieve Rabobank UA/NY
1.423% (1 Month LIBOR USD + 0.180%), 05/03/2018 Δ	10,000	10,000
1.427% (1 Month LIBOR USD + 0.140%), 05/21/2018 Δ	10,000	10,000
Credit Agricole CIB/NY
1.424% (1 Month LIBOR USD + 0.170%), 05/14/2018 Δ	10,000	10,000
Credit Suisse/NY
1.405% (1 Month LIBOR USD + 0.160%), 03/22/2018 Δ	10,000	10,000
1.489% (1 Month LIBOR USD + 0.160%), 04/27/2018 Δ	12,000	12,000
HSBC Bank USA NA
1.399% (1 Month LIBOR USD + 0.160%), 05/08/2018 Δ	15,000	15,000
Lloyds Bank PLC/NY
1.375% (1 Month LIBOR USD + 0.130%), 01/12/2018 Δ	10,000	10,000
1.364% (1 Month LIBOR USD + 0.120%), 02/09/2018 Δ	15,000	15,000
Mitsubishi UFJ Trust & Banking Corp/NY
1.415% (1 Month LIBOR USD + 0.170%), 12/11/2017 Δ	19,000	19,000
1.403% (1 Month LIBOR USD + 0.160%), 02/07/2018 Δ	5,500	5,500
1.434% (1 Month LIBOR USD + 0.190%), 03/08/2018 Δ	15,000	15,000
1.454% (1 Month LIBOR USD + 0.190%), 04/16/2018 Δ	5,000	5,000
1.483% (1 Month LIBOR USD + 0.200%), 05/18/2018 Δ	6,000	6,000
Mizuho Bank Ltd/NY
1.190%, 12/05/2017	75,000	75,000
1.415% (1 Month LIBOR USD + 0.170%), 02/12/2018 Δ	25,000	25,000
1.444% (1 Month LIBOR USD + 0.200%), 05/09/2018 Δ	25,000	25,000
Natixis/NY
1.385% (1 Month LIBOR USD + 0.140%), 02/12/2018 Δ	24,000	24,000
Sumitomo Mitsui Banking Corp/NY
1.402% (1 Month LIBOR USD + 0.160%), 02/01/2018 Δ	25,000	25,000
1.442% (1 Month LIBOR USD + 0.200%), 05/04/2018 Δ	25,000	25,000
Sumitomo Mitsui Trust/NY
1.180%, 12/04/2017	50,000	50,000
1.366% (1 Month LIBOR USD + 0.120%), 02/12/2018 Δ	25,000	25,000
1.436% (1 Month LIBOR USD + 0.190%), 05/10/2018 Δ	25,000	25,000

Svenska Handelsbanken/NY
1.449% (1 Month LIBOR USD + 0.120%), 02/26/2018 Δ	13,000	13,000
1.382% (1 Month LIBOR USD + 0.140%), 04/06/2018 Δ	5,000	5,000
1.384% (1 Month LIBOR USD + 0.140%), 07/09/2018 Δ	20,000	20,000
Toronto Dominion Bank/NY
1.585% (1 Month LIBOR USD + 0.340%), 03/13/2018 Δ	10,000	10,000
1.463% (1 Month LIBOR USD + 0.180%), 06/20/2018 Δ	15,000	15,000
Wells Fargo Bank NA
1.435% (1 Month LIBOR USD + 0.190%), 01/08/2018 Δ	10,000	10,000
1.363% (1 Month LIBOR USD + 0.120%), 02/07/2018 Δ	25,000	25,000
1.457% (1 Month LIBOR USD + 0.170%), 04/20/2018 Δ	15,000	15,000
1.514% (3 Month LIBOR USD + 0.140%), 05/29/2018 Δ	11,000	11,003
1.416% (1 Month LIBOR USD + 0.170%), 07/10/2018 Δ	10,000	10,000
Westpac Banking Corp/NY
1.513% (1 Month LIBOR USD + 0.230%), 04/20/2018 Δ	15,000	15,000
1.519% (1 Month LIBOR USD + 0.190%), 04/27/2018 Δ	13,000	13,000
Total Certificates of Deposit (Cost $857,010)		857,010

Financial Company Commercial Paper - 28.4%
ANZ New Zealand International Ltd
1.393% (1 Month LIBOR USD + 0.150%), 07/03/2018 Δ ■	10,000	10,000
1.426% (1 Month LIBOR USD + 0.180%), 07/10/2018 Δ ■	15,000	15,000
ASB Finance Ltd/London
1.396% (1 Month LIBOR USD + 0.130%), 05/17/2018 Δ ■	20,000	19,998
Banco del Estado de Chile/NY
1.180%, 12/01/2017 ■ ʘ	50,000	50,000
BNZ International Funding
1.424% (1 Month LIBOR USD + 0.180%), 07/09/2018 Δ ■	5,000	5,000
BPCE
1.160%, 12/04/2017 ■ ʘ	85,000	84,992
Canadian Imperial Bank of Commerce/NY
1.375% (1 Month LIBOR USD + 0.130%), 03/12/2018 Δ ■	10,000	10,000
CDP Financial Inc
1.461%, 01/10/2018 ■ ʘ	5,000	4,992
1.461%, 02/13/2018 ■ ʘ	10,400	10,369
1.400%, 03/08/2018 ■ ʘ	4,500	4,483
1.461%, 04/04/2018 ■ ʘ	10,000	9,950
1.512%, 04/20/2018 ■ ʘ	25,000	24,854
1.573%, 05/11/2018 ■ ʘ	8,000	7,944
Commonwealth Bank of Australia
1.584% (1 Month LIBOR USD + 0.320%), 03/16/2018 Δ ■	10,000	10,000
1.489% (3 Month LIBOR USD + 0.130%), 04/13/2018 Δ ■	13,000	13,000
1.484% (3 Month LIBOR USD + 0.110%), 04/27/2018 Δ ■	2,000	2,000
1.483% (1 Month LIBOR USD + 0.200%), 10/19/2018 Δ ■	15,000	15,000
Credit Suisse/NY
1.511%, 03/26/2018 ʘ	4,000	3,981
HSBC USA Inc
1.433% (1 Month LIBOR USD + 0.190%), 02/02/2018 Δ ■	15,000	15,000

ING (US) Funding LLC
1.385% (1 Month LIBOR USD + 0.140%), 12/12/2017 Δ	10,000	10,000
1.510%, 04/17/2018 ʘ	15,000	14,914
1.369% (1 Month LIBOR USD + 0.130%), 05/01/2018 Δ	11,000	11,000
JP Morgan Securities LLC
1.499% (1 Month LIBOR USD + 0.170%), 02/26/2018 Δ	5,000	5,000
1.393% (1 Month LIBOR USD + 0.150%), 05/02/2018 Δ	22,000	22,000
1.462% (1 Month LIBOR USD + 0.220%), 06/01/2018 Δ	20,000	20,000
Macquarie Bank Ltd
1.395%, 12/12/2017 ■ ʘ	5,000	4,998
1.400% (1 Month LIBOR USD + 0.150%), 12/15/2017 Δ ■	10,000	10,000
1.415%, 01/16/2018 ■ ʘ	10,000	9,982
1.392% (1 Month LIBOR USD + 0.150%), 04/04/2018 Δ ■	10,000	10,000
1.444% (1 Month LIBOR USD + 0.180%), 05/16/2018 Δ ■	15,000	15,000
MetLife Short Term Fund
1.222%, 12/15/2017 ■ ʘ	12,100	12,094
National Australia Bank Ltd
1.355% (1 Month LIBOR USD + 0.110%), 02/12/2018 Δ ■	15,000	15,000
1.385% (1 Month LIBOR USD + 0.140%), 06/12/2018 Δ ■	20,000	20,000
Nederlandse Waterschapsbank NV
1.251%, 12/08/2017 ■ ʘ	30,000	29,993
1.246%, 12/13/2017 ■ ʘ	25,000	24,989
1.270%, 12/14/2017 ■ ʘ	23,000	22,990
PSP Capital Inc
1.392% (1 Month LIBOR USD + 0.150%), 06/01/2018 Δ ■	15,000	15,000
Suncorp Metway Ltd
1.441%, 12/04/2017 ■ ʘ	5,000	4,999
1.408%, 12/13/2017 ■ ʘ	20,000	19,991
1.511%, 03/27/2018 ■ ʘ	8,000	7,961
1.532%, 04/04/2018 ■ ʘ	10,000	9,948
1.542%, 04/09/2018 ■ ʘ	8,000	7,956
Swedbank
1.160%, 12/06/2017 ʘ	55,000	54,991
1.426%, 02/08/2018 ʘ	20,000	19,946
Toronto Dominion Bank
1.493%, 03/19/2018 ■ ʘ	25,000	24,889
1.454% (1 Month LIBOR USD + 0.160%), 05/22/2018 Δ ■	1,000	1,000
1.497% (1 Month LIBOR USD + 0.150%), 06/29/2018 Δ ■	7,500	7,500
1.537% (1 Month LIBOR USD + 0.190%), 08/28/2018 Δ ■	3,000	3,000
UBS AG of London
1.372% (1 Month LIBOR USD + 0.130%), 01/05/2018 Δ ■	20,000	20,000
1.384% (1 Month LIBOR USD + 0.140%), 02/08/2018 Δ ■	5,000	5,000
Total Financial Company Commercial Paper (Cost $776,704)		776,704

Asset Backed Commercial Paper - 15.4%
Alpine Securitization Ltd
1.454% (1 Month LIBOR USD + 0.210%), 01/08/2018 Δ ■	10,000	10,000
1.453% (1 Month LIBOR USD + 0.170%), 01/19/2018 Δ ■	15,000	15,000
Atlantic Asset Securities LLC
1.403% (1 Month LIBOR USD + 0.160%), 05/03/2018 Δ ■	10,000	10,000
Chariot Funding LLC
1.439%, 12/21/2017 ■ ʘ	10,000	9,992
1.458%, 03/21/2018 ■ ʘ	10,000	9,956
Fairway Finance Corp
1.372% (1 Month LIBOR USD + 0.130%), 02/05/2018 Δ ■	24,000	24,000

Gotham Funding Corp
1.471%, 01/12/2018 ■ ʘ	15,000	14,974
Kells Funding LLC
1.336%, 12/11/2017 ʘ	25,000	24,991
1.364%, 01/11/2018 ■ ʘ	17,000	16,974
1.405%, 01/25/2018 ■ ʘ	16,000	15,966
1.526%, 02/26/2018 ■ ʘ	2,250	2,242
1.410%, 02/27/2018 ʘ	20,000	19,931
Liberty Street Funding LLC
1.200%, 12/01/2017 ■ ʘ	26,700	26,700
1.436%, 02/02/2018 ■ ʘ	3,950	3,940
1.457%, 02/16/2018 ■ ʘ	10,000	9,969
1.497%, 03/13/2018 ■ ʘ	16,000	15,933
1.507%, 03/14/2018 ■ ʘ	20,000	19,914
Manhattan Asset Funding Co
1.241%, 12/05/2017 ■ ʘ	8,000	7,999
1.382% (1 Month LIBOR USD + 0.140%), 12/05/2017 Δ ■	10,000	10,000
1.440%, 01/29/2018 ■ ʘ	10,000	9,977
1.526%, 02/27/2018 ■ ʘ	18,000	17,933
Old Line Funding LLC
1.410%, 02/23/2018 ■ ʘ	10,000	9,967
1.421%, 02/23/2018 ■ ʘ	10,000	9,967
1.372% (1 Month LIBOR USD + 0.130%), 05/07/2018 Δ ■	25,000	25,000
Starbird Funding Corp
1.200%, 12/01/2017 ʘ	19,000	19,000
1.602%, 05/01/2018 ■ ʘ	10,000	9,933
Thunder Bay Funding LLC
1.160%, 12/01/2017 ■ ʘ	25,000	25,000
1.388% (1 Month LIBOR USD + 0.150%), 06/01/2018 Δ ■	26,000	26,000
Total Asset Backed Commercial Paper (Cost $421,258)		421,258

Non-Negotiable Time Deposits - 8.3%
Credit Agricole, Cayman Islands Branch - Time Deposit
1.060%, 12/01/2017	96,938	96,938
DnB Bank ASA - Georgetown, Cayman Islands Branch - Time Deposit
1.060%, 12/01/2017	65,000	65,000
Skandinaviska Enskilda Banken, Cayman Islands Branch - Time Deposit
1.080%, 12/01/2017	65,000	65,000
Total Non-Negotiable Time Deposits (Cost $226,938)		226,938

Other Instruments - 1.4%
Bank of America NA
1.355% (LIBOR 1MO + 0.110%), 02/13/2018 Δ	15,000	15,000
1.380% (LIBOR 1MO + 0.130%), 05/21/2018 Δ	10,000	10,000
Toyota Motor Credit Corp
1.502% (3 Month LIBOR USD + 0.080%), 05/17/2018 Δ	13,000	13,000
Total Other Instruments (Cost $38,000)		38,000

Non-Financial Company Commercial Paper - 0.9%
Toyota Motor Finance Netherlands BV
1.560% (1 Month LIBOR USD + 0.210%), 03/27/2018 Δ	12,000	12,000
1.493% (1 Month LIBOR USD + 0.210%), 06/15/2018 Δ	13,000	13,000
Total Non-Financial Company Commercial Paper (Cost $25,000)		25,000

Variable Rate Demand Note # - 0.5%
Mayor and City Council of Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America)
1.220%, 07/01/2032	14,700	14,700
(Cost $14,700)		14,700

Other Repurchase Agreements - 13.7%
BNP Paribas SA
1.440%, dated 11/30/2017, matures 12/01/2017, repurchase price $35,001 (collateralized by various securities: Total market value $36,750)	35,000	35,000
1.460%, dated 11/30/2017, matures 1/04/2018, repurchase price $15,021 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
1.310%, dated 11/29/2017, matures 12/06/2017, repurchase price $59,015 (collateralized by various securities: Total market value $61,952)	59,000	59,000
1.772%, dated 11/30/2017, matures 01/04/2018, repurchase price $20,034 (collateralized by various securities: Total market value $21,000) ∞	20,000	20,000
HSBC Securities (USA) Inc.
1.360%, dated 11/30/2017, matures 12/01/2017, repurchase price $46,002 (collateralized by various securities: Total market value $48,307)	46,000	46,000
ING Financial Markets LLC
1.280%, dated 11/30/2017, matures 12/01/2017, repurchase price $13,000 (collateralized by various securities: Total market value $13,650)	13,000	13,000
JP Morgan Securities, LLC
1.600%, dated 11/30/2017, matures 1/4/2018, repurchase price $30,047 (collateralized by various securities: Total market value $31,500) ∞	30,000	30,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.480%, dated 11/30/2017, matures 03/5/2018, repurchase price $25,098 (collateralized by various securities: Total market value $26,250) ∞	25,000	25,000
Societe Generale SA
1.420%, dated 11/30/2017, matures 12/01/2017, repurchase price $130,005 (collateralized by various securities: Total market value $136,500)	130,000	130,000
Total Other Repurchase Agreements (Cost $373,000)		373,000

U.S. Treasury Repurchase Agreements - 0.0%
Bank of Nova Scotia
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $224 (collateralized by U.S. Tresury obligations: Total market value $230)	224	224
Credit Agricole Corporate & Investment Bank
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $412 (collateralized by U.S. Tresury obligations: Total market value $421)	412	412
Total U.S. Treasury Repurchase Agreements (Cost $636)		636

Total Investments - 100.0% (Cost $2,733,246)		2,733,246
Other Assets and Liabilities, Net - (0.0)%		(1,880)
Total Net Assets - 100.0%		$2,731,366

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund's independent pricing services which are compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund's board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2017, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2017.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of November 30, 2017, the value of these investments was $972,208 or 35.6% of total net assets.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of November 30, 2017, the value of these investments was $90,000 or 3.3% of total net assets.

LOC	-	Letter of Credit

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2017, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$857,010	$—	$857,010
Financial Company Commercial Paper	—	776,704	—	776,704
Asset Backed Commercial Paper	—	421,258	—	421,258
Other Repurchase Agreements	—	373,000	—	373,000
Non-Negotiable Time Deposits	—	226,938	—	226,938
Other Instruments	—	38,000	—	38,000
Non-Financial Company Commercial Paper	—	25,000	—	25,000
Variable Rate Demand Notes	—	14,700	—	14,700
U.S. Treasury Repurchase Agreements	—	636	—	636
Total Investments	$—	$2,733,246	$—	$2,733,246

During the three-month period ended November 30, 2017, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	$636	$—	$—	$636
Other	224,000	59,000	90,000	373,000
Total Borrowings	$224,636	$59,000	$90,000	$373,636

Schedule of Investments November 30, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt # - 92.1%
California - 1.8%
California Health Facilities Authority, Catholic Healthcare, Series C (LOC: JPMorgan Chase Bank)
1.040%, 07/01/2020	$5,400	$5,400
California Housing Finance Agency, Montecito Village Apartments Project, 2009 Issue B (GTD: FHLMC)
0.980%, 04/01/2043	950	950
County of San Bernardino, California Multifamily Housing, Green Valley Apartments, Series 1999A (GTD: FNMA)
0.960%, 05/15/2029	375	375
		6,725
Colorado - 1.8%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.990%, 07/01/2027	6,500	6,500

Connecticut - 0.4%
State of Connecticut Health and Educational Facilities Authority, Greenwich Hospital Issue, Series C (LOC: Bank of America)
0.980%, 07/01/2026	1,490	1,490

District of Columbia - 1.9%
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank)
0.980%, 08/15/2038	3,355	3,355
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.960%, 01/01/2033	2,010	2,010
District of Columbia, The Pew Charitable Trusts Issue, Series 2008A (LOC: PNC Bank)
0.960%, 04/01/2038	1,545	1,545
		6,910
Florida - 4.0%
North Broward Hospital District, Series 2008A (LOC: TD Bank)
0.980%, 01/15/2031	9,435	9,435
North Broward Hospital District, Series A (LOC: Northern Trust Company)
0.960%, 12/16/2020	1,350	1,350
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.950%, 10/01/2026	4,000	4,000
		14,785
Illinois - 12.5%
Illinois Education Facilities Authority, Newberry Library, Series 1988 (LOC: Northern Trust Company)
1.020%, 03/01/2028	1,200	1,200
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.980%, 02/01/2035	12,100	12,100
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust Company)
0.980%, 02/15/2033	4,100	4,100
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank)
1.020%, 08/01/2028	6,995	6,995
Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds, Series 2008 (GTD: FHLMC)
1.130%, 08/01/2038	7,145	7,145
The County of Cook, Illinois, Bernard Zell Anshe Emet Day School Project, Series 2005 (LOC: JPMorgan Chase Bank)
1.000%, 05/01/2035	7,200	7,200
University of Illinois Health Services Facilities System Revenue Bonds, Series 1997B (LOC: Wells Fargo Bank)
1.020%, 10/01/2026	3,800	3,800
University of Illinois, UIC South Campus Development Project Revenue Refunding Bonds, Series 2008 (LOC: JPMorgan Chase Bank)
1.020%, 01/15/2022	3,190	3,190
		45,730
Indiana - 3.2%
Indiana Finance Authority, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank NA)
0.920%, 11/01/2039	11,740	11,740

Kentucky - 0.6%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2011B (LOC: PNC Bank)
0.920%, 10/01/2039	2,150	2,150

Louisiana - 9.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Nicholls State University Student Housing, Series 2007B (INS: FHLB) (SPA: Regions Bank)
1.030%, 06/01/2039	15,000	15,000
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon)
0.960%, 07/01/2047	3,250	3,250
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon)
1.020%, 07/01/2047	3,125	3,125
Parish of St. James, Louisiana, Nustar Logistics, L.P. Project, Series 2010B (LOC: Bank of Tokyo)
0.990%, 12/01/2040	12,070	12,070
		33,445

Maryland - 3.0%
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Issue, Series 2009B (LOC: Bank of America)
0.980%, 07/01/2043	5,000	5,000
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
1.020%, 07/01/2034	6,050	6,050
		11,050
Minnesota - 5.4%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (GTD: FNMA)
1.020%, 09/15/2025	8,150	8,150
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q
1.050%, 03/01/2033	5,110	5,110
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
1.050%, 03/01/2024	1,790	1,790
Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015G (SPA: Royal Bank of Canada)
0.980%, 01/01/2034	4,500	4,500
		19,550
Mississippi - 4.9%
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009E
1.020%, 12/01/2030	5,650	5,650
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009F
1.020%, 12/01/2030	11,910	11,910
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009G
0.940%, 12/01/2030	200	200
		17,760
Nevada - 4.3%
City of Reno, Nevada, Re-TRAC-Reno Transportation Rail Access Corridor Project, Series 2008A (LOC: Bank of New York Mellon)
1.010%, 06/01/2042	3,795	3,795
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-3 (LOC: Bank of America)
0.980%, 07/01/2029	12,060	12,060
		15,855
New Jersey - 2.3%
New Jersey Health Care Facilities Financing Authority, Hospital Capital Asset Financing Program, 1985 Series A (LOC: TD Bank)
0.970%, 07/01/2035	8,475	8,475

New York - 11.2%
Dormitory Authority of the State of New York Mental Health Services Facilities Improvement Revenue Bonds, Series 2003D-2H (LOC: Royal Bank of Canada)
0.980%, 02/15/2031	9,400	9,400
Metropolitan Transportation Authority, Series 2015 E-2 (LOC: Bank of Tokyo)
1.010%, 11/15/2050	4,255	4,255
New York State Housing Finance Agency, Riverside Center 2, Series A-3 (LOC: Bank of America)
0.970%, 11/01/2046	12,325	12,325
The City of New York, General Obligation Bonds, Fiscal 2012 Series A-4 (LOC: Bank of Tokyo)
0.990%, 08/01/2038	15,000	15,000
		40,980
North Carolina - 1.6%
North Carolina Capital Facilities Finance Agency, Meredith College, Series 2008B (LOC: Wells Fargo Bank)
0.960%, 06/01/2038	5,985	5,985

Ohio - 6.5%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.960%, 06/01/2031	11,115	11,115
City of Middletown, Ohio, Hospital Facilities, Atrium Medical Center Obligated Group, Series 2008A (LOC: PNC Bank)
0.970%, 11/15/2039	8,540	8,540
County of Hamilton, Ohio, St. Xavier High School Project, Series 2003 (LOC: PNC Bank)
0.960%, 04/01/2028	4,035	4,035
		23,690
Rhode Island - 2.2%
Narragansett Bay Commission, Wastewater System Revenue Refunding Bonds, 2008 Series A (LOC: TD Bank)
0.990%, 09/01/2034	7,900	7,900

Tennessee - 1.4%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series V-C-1 (GTD: FHLB)
1.010%, 06/01/2025	5,030	5,030

Texas - 4.2%
Lower Neches Valley Authority, ExxonMobil Project, Series 2010
0.950%, 11/01/2038	6,825	6,825
Lower Neches Valley Authority, ExxonMobil Project, Series 2011
0.950%, 11/01/2051	2,790	2,790
Tarrant County Cultural Education Facilities Finance Corporation, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank)
0.950%, 10/01/2041	5,615	5,615
		15,230

Virginia - 7.1%
Industrial Development Authority of Fairfax County, Virginia, Inova Health System Project, Series 2005C-1 (LOC: Northern Trust Company)
1.000%, 05/15/2026	5,000	5,000
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series, 2003B
0.950%, 02/15/2038	4,000	4,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
0.970%, 02/15/2038	9,820	9,820
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (GTD: FHLMC)
1.070%, 04/01/2048	7,200	7,200
		26,020
West Virginia - 1.6%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Inc, Series 2008B (LOC: Branch Banking & Trust)
0.980%, 01/01/2034	5,700	5,700

Wisconsin - 1.1%
Wisconsin Health and Educational Facilities Authority, Benevolent Corporation Cedar Community, Series 2007
1.020%, 06/01/2037 (LOC: JPMorgan Chase Bank)	4,115	4,115
Total Municipal Debt (Cost $336,815)		336,815

Non-Financial Company Commercial Paper - 6.5%
Texas Public Finance Authority
0.970%, 01/03/2018	11,600	11,600
University of Michigan
0.980%, 02/01/2018	12,000	12,000
Total Non-Financial Company Commercial Paper (Cost $23,600)		23,600

Other Municipal Security - 1.4%
State of Texas, Tax and Revenue Anticipation Notes, Series 2017
4.000%, 08/30/2018	5,000	5,102
(Cost $5,102)

Total Investments - 100.0% (Cost $365,517)		365,517
Other Assets and Liabilities, Net - 0.0%		144
Total Net Assets - 100.0%		$365,661

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund's independent pricing services which are compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund's board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2017, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Association
FNMA	-	Federal National Mortgage Association
GTD	-	Guaranteed
INS	-	Insured
LOC	-	Letter of Credit
SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2017, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$336,815	$—	$336,815
Non-Financial Commercial Paper	—	23,600	—	23,600
Other Municipal Security	—	5,102	—	5,102
Total Investments	$—	$365,517	$—	$365,517

During the three-month period ended November 30, 2017, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Schedule of Investments November 30, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 39.1%
U.S. Treasury Bills U
1.089%, 01/25/2018	$75,000	$74,873
1.269%, 02/22/2018	50,000	49,852
1.125%, 03/15/2018	50,000	49,836
1.363%, 05/17/2018	25,000	24,841
1.396%, 05/24/2018	145,000	144,016
1.413%, 05/31/2018	70,000	69,500
U.S. Treasury Notes
1.000%, 12/15/2017	50,000	50,002
0.750%, 12/31/2017	25,000	24,998
1.000%, 12/31/2017	100,000	100,001
2.750%, 12/31/2017	75,000	75,116
1.561% (3 Month US Treasury Money Market Yield + 0.270%), 01/31/2018 Δ	430,000	430,032
0.750%, 02/28/2018	400,000	399,582
1.000%, 03/15/2018	75,000	74,940
0.625%, 04/30/2018	50,000	49,884
0.750%, 04/30/2018	50,000	49,905
1.479% (3 Month US Treasury Money Market Yield + 0.190%), 04/30/2018 Δ	305,000	305,021
1.000%, 05/15/2018	225,000	224,762
1.000%, 05/31/2018	50,000	49,912
2.375%, 05/31/2018	73,000	73,370
1.125%, 06/15/2018	75,000	74,934
0.750%, 07/31/2018	75,000	74,699
1.375%, 07/31/2018	175,000	175,079
1.463% (3 Month US Treasury Money Market Yield + 0.170%), 07/31/2018 Δ	230,000	230,012
2.250%, 07/31/2018	50,000	50,312
1.000%, 08/15/2018	25,000	24,947
0.750%, 08/31/2018	40,000	39,822
1.459% (3 Month US Treasury Money Market Yield + 0.170%), 10/31/2018 Δ	125,000	125,047
1.429% (3 Month US Treasury Money Market Yield + 0.140%), 01/31/2019 Δ	220,000	220,091
1.359% (3 Month US Treasury Money Market Yield + 0.070%), 04/30/2019 Δ	1,650	1,650
1.349% (3 Month US Treasury Money Market Yield + 0.060%), 07/31/2019 Δ	400,000	400,021
1.337% (3 Month US Treasury Money Market Yield + 0.050%), 10/31/2019 Δ	150,000	150,008
Total U.S. Treasury Debt (Cost $3,887,065)		3,887,065

U.S. Treasury Repurchase Agreements - 60.9%
Bank of Nova Scotia
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $308,375 (collateralized by U.S. Treasury obligations: Total market value $314,537)	308,366	308,366
BNP Paribas SA
1.100%, dated 10/25/2017, matures 12/26/2017, repurchase price $250,474 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
1.300%, dated 11/22/2017, matures 02/22/2018, repurchase price $501,661 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
Credit Agricole Corporate & Investment Bank
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $565,354 (collateralized by U.S. Treasury obligations: Total market value $576,652)	565,338	565,338
1.050%, dated 11/28/2017, matures 12/05/2017, repurchase price $300,061 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.030%, dated 11/29/2017, matures 12/06/2017, repurchase price $200,040 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Federal Reserve Bank of New York
1.000%, dated 11/30/2017, matures 12/1/2017, repurchase price $150,004 (collateralized by U.S. Treasury obligations: Total market value $150,004)	150,000	150,000
Goldman Sachs & Co. LLC
1.100%, dated 11/20/2017, matures 12/20/2017, repurchase price $250,229 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
HSBC Securities (USA) Inc.
1.030%, dated 11/30/2017, matures 12/1/2017, repurchase price $250,007 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
1.030%, dated 11/28/2017, matures 12/05/2017, repurchase price $200,040 (collateralized by U.S. Treasury obligations: Total market value $204,002)	200,000	200,000
1.020%, dated 11/29/2017, matures 12/06/2017, repurchase price $325,064 (collateralized by U.S. Treasury obligations: Total market value $331,502)	325,000	325,000

ING Financial Markets LLC
1.020%, dated 11/29/2017, matures 12/06/2017, repurchase price $400,079 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
1.040%, dated 11/30/2017, matures 12/07/2017, repurchase price $150,030 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
1.080%, dated 11/24/2017, matures 12/08/2017, repurchase price $100,042 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
1.080%, dated 11/30/2017, matures 12/14/2017, repurchase price $150,063 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.030%, dated 11/30/2017, matures 12/1/2017, repurchase price 150,004 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale
1.060%, dated 11/30/2017, matures 12/07/2017, repurchase price $200,041 (collateralized by U.S. Treasury obligations: Total market value $202,660)	200,000	200,000
1.060%, dated 11/30/2017, matures 12/7/2017, repurchase price $150,004 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
1.060%, dated 11/30/2017, matures 12/7/2017, repurchase price $200,041 (collateralized by U.S. Treasury obligations: Total market value $205,340)	200,000	200,000
1.060%, dated 11/30/2017, matures 12/7/2017, repurchase price $250,052 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
TD Securities (USA) LLC
1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $1,000,029 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
Total U.S. Treasury Repurchase Agreements (Cost $6,048,704)		6,048,704

Total Investments - 100.0% (Cost $9,935,769)		9,935,769
Other Assets and Liabilities, Net - 0.0%		(1,897)
Total Net Assets - 100.0%		$9,933,872

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund's independent pricing services which are compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund's board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2017, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

U	Rate shown is effective yield as of November 30, 2017.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2017.

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2017, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$6,048,704	$—	$6,048,704
U.S. Treasury Treasury Debt	—	3,887,065	—	3,887,065
Total Investments	$—	$9,935,769	$—	$9,935,769

During the three-month period ended November 30, 2017, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	$2,423,704	$3,625,000	$—	$6,048,704
Total Borrowings	$2,423,704	$3,625,000	$—	$6,048,704

Schedule of Investments November 30, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 100.0%
Cash Management Bills
0.900%, 12/08/2017	$70,000	$69,986
1.034%, 01/02/2018	140,361	140,232
U.S. Treasury Bills U
0.776%, 12/07/2017	26,503	26,499
0.968%, 12/14/2017	66,409	66,384
0.979%, 12/21/2017	96,341	96,286
0.992%, 12/28/2017	82,930	82,866
1.019%, 01/04/2018	104,948	104,844
1.060%, 01/11/2018	74,361	74,269
1.125%, 01/18/2018	43,755	43,688
1.045%, 01/25/2018	57,214	57,121
1.128%, 02/01/2018	66,882	66,750
1.203%, 02/08/2018	50,000	49,883
1.227%, 02/15/2018	76,992	76,790
1.257%, 02/22/2018	45,000	44,868
1.232%, 03/01/2018	39,179	39,057
1.227%, 04/12/2018	7,280	7,247
1.314%, 05/10/2018	11,404	11,337
1.371%, 05/17/2018	10,000	9,936
1.404%, 05/31/2018	10,000	9,929
1.177%, 08/16/2018	1,535	1,522
U.S. Treasury Notes
1.000%, 12/15/2017	4,881	4,881
1.000%, 12/31/2017	15,000	14,999
2.750%, 12/31/2017	24,157	24,190
0.875%, 01/15/2018	1,609	1,609
1.561% (3 Month US Treasury Money Market Yield + 0.270%), 01/31/2018 Δ	34,081	34,088
0.750%, 02/28/2018	25,000	24,975
2.750%, 02/28/2018	6,666	6,695
1.479% (3 Month US Treasury Money Market Yield + 0.190%), 04/30/2018 Δ	22,323	22,334
1.125%, 06/15/2018	20,000	19,983
0.750%, 07/31/2018	6,704	6,677
1.375%, 07/31/2018	5,000	5,001
1.463% (3 Month US Treasury Money Market Yield + 0.170%), 07/31/2018 Δ	43,150	43,181
1.459% (3 Month US Treasury Money Market Yield + 0.170%), 10/31/2018 Δ	32,414	32,458
1.429% (3 Month US Treasury Money Market Yield + 0.140%), 01/31/2019 Δ	7,163	7,168
1.359% (3 Month US Treasury Money Market Yield + 0.070%), 04/30/2019 Δ	31,711	31,737
1.349% (3 Month US Treasury Money Market Yield + 0.060%), 07/31/2019 Δ	15,000	15,005
Total U.S. Treasury Debt (Cost $1,374,475)		1,374,475

Total Investments - 100.0% (Cost $1,374,475)		1,374,475
Other Assets and Liabilities, Net - 0.0%		(315)
Total Net Assets - 100.0%		$1,374,160

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund's independent pricing services which are compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund's board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2017, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

U	Rate shown is effective yield as of November 30, 2017.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2017.

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of November 30, 2017, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$1,374,475	$—	$1,374,475
Total Investments	$—	$1,374,475	$—	$1,374,475

During the three-month period ended November 30, 2017, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed here with.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	January 25, 2018

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 25, 2018